Leases - Evolution of right-of-use assets and lease liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Movements In Right Of Use Assets [Roll Forward]
Adjustment on adoption of IFRS 16	$ 11,846
Adjusted balances at the beginning of the period	11,846
Additions	427
Depreciation of the year	(3,443)
Translation differences and inflation adjustment	(450)
Balances at the end of the year	8,380
Lease liabilities
Adjustment on adoption of IFRS 16	13,549
Adjusted balances at the beginning of the period	13,549
New contracts	436
Leases payments	(5,130)
Leases financial cost	477
Translation differences and inflation adjustment	(405)
Balances at the end of the year	$ 8,927